CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (EQUITY) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Shares Payable [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 643,122	$ 1,000	$ 32,152,715		$ (38,954,344)	$ (6,157,507)
Beginning balance, shares at Dec. 31, 2019	643,121,923	1,000,000
Shares Issued for conversion of debt	$ 14,088		104,162			118,250
Shares Issued for conversion of debt, shares	14,088,333
Shares issued for issuance of debt
Shares issued for services	$ 282		4,793			5,075
Shares issued for services, shares	281,955
Reduction in derivative liability			1,743,907			1,743,907
Warrant exercise	$ 6,000		54,000			60,000
Warrant Exercise, shares	6,000,000
Net Income					(12,606,540)	(12,606,540)
Shares issued for financing fees	$ 4,096		21,259			25,355
Shares issued for financing fees, shares	4,096,053
Option exercise	$ 750		5,250			6,000
Option exercise, shares	750,000
Ending balance, value at Dec. 31, 2020	$ 668,338	$ 1,000	34,086,086		(51,560,884)	(16,805,460)
Ending balance, shares at Dec. 31, 2020	668,338,264	1,000,000
Shares Issued for conversion of debt	$ 50,620		1,027,933			1,078,553
Shares Issued for conversion of debt, shares	50,619,573
Shares issued for issuance of debt	$ 8,000		384,000			392,000
Shares issued for issuance of debt, shares	8,000,000
Shares issued for services	$ 5,000		279,500	180,000		464,500
Shares issued for services, shares	5,000,000
Reduction in derivative liability			1,602,171			1,602,171
Warrant exercise	$ 5,306		(9,306)			(4,000)
Warrant Exercise, shares	5,306,021
Net Income					2,211,309	2,211,309
Shares issued for financing fees
Option exercise
Ending balance, value at Dec. 31, 2021	$ 737,264	$ 1,000	37,370,384	180,000	(49,349,575)	(11,060,927)
Ending balance, shares at Dec. 31, 2021	737,263,858	1,000,000
Shares issued for issuance of debt	$ 34,749		386,433			421,182
Shares issued for issuance of debt, shares	34,749,109
Net Income					(930,083)	(930,083)
Ending balance, value at Mar. 31, 2022	$ 772,013	$ 1,000	37,756,817	180,000	(50,279,658)	(11,569,828)
Ending balance, shares at Mar. 31, 2022	772,012,967	1,000,000
Shares Issued for conversion of debt	$ 23,531		194,138			217,669
Shares Issued for conversion of debt, shares	23,530,929
Reduction in derivative liability			120,000			120,000
Net Income					(450,707)	(450,707)
Ending balance, value at Jun. 30, 2022	$ 795,544	$ 1,000	38,070,955	180,000	(50,730,365)	(11,682,866)
Ending balance, shares at Jun. 30, 2022	795,543,896	1,000,000
Shares issued to Batuta Capital Advisors	$ 5,000		175,000	(180,000)
Shares issued to Batuta Capital Advisors, shares	5,000,000
Net Income					(1,380,134)	(1,380,134)
Ending balance, value at Sep. 30, 2022	$ 800,544	$ 1,000	$ 38,245,955		$ (52,110,499)	$ (13,063,000)
Ending balance, shares at Sep. 30, 2022	800,543,896	1,000,000